Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	263,993,270.62	17,383
Yield Supplement Overcollateralization Amount 12/31/25	14,678,905.04	0
Receivables Balance 12/31/25	278,672,175.66	17,383
Principal Payments	14,442,245.63	547
Defaulted Receivables	458,139.26	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	13,515,705.57	0
Pool Balance at 01/31/26	250,256,085.20	16,816

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.68%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	6,387,141.89	280
Past Due 61-90 days	1,861,452.26	87
Past Due 91-120 days	330,024.00	15
Past Due 121+ days	0.00	0
Total	8,578,618.15	382

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Delinquency Trigger Occurred	NO

Recoveries	474,465.07
Aggregate Net Losses/(Gains) - January 2026	(16,325.81)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.07%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	0.60%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.92%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	32.33

Flow of Funds	$ Amount
Collections	16,319,362.03
Investment Earnings on Cash Accounts	9,446.66
Servicing Fee	(232,226.81)
Transfer to Collection Account	-
Available Funds	16,096,581.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	823,492.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	8,504,945.76
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,340,701.54

Total Distributions of Available Funds	16,096,581.88

Servicing Fee	232,226.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	258,761,030.96
Principal Paid	13,737,185.42
Note Balance @ 02/17/26	245,023,845.54

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	112,131,030.96
Principal Paid	13,737,185.42
Note Balance @ 02/17/26	98,393,845.54
Note Factor @ 02/17/26	33.1069467%

Class A-4
Note Balance @ 01/15/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	99,500,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	31,390,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	15,740,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,018,694.92
Total Principal Paid	13,737,185.42
Total Paid	14,755,880.34

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.41735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	435,442.17
Principal Paid	13,737,185.42
Total Paid to A-3 Holders	14,172,627.59

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9759203
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1603666
Total Distribution Amount	14.1362869

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4651486
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.2220236
Total A-3 Distribution Amount	47.6871722

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	619.12
Noteholders' Principal Distributable Amount	380.88

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	2,616,119.83
Investment Earnings	7,776.94
Investment Earnings Paid	(7,776.94)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,915,954.00	$2,286,303.03	$2,383,270.98
Number of Extensions	95	107	107
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	0.78%	0.77%